Business Combinations - Summary of Goodwill Recognized on Acquisitions (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about business combination [Line Items]
Ending balance of goodwill in respective year	$ 50,198,436	$ 1,678,316	$ 49,974,446	$ 1,670,827	$ 9,934,494	$ 10,490,309
SPIL [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	168,440,585
Add: Non-controlling interests	3,582,866
Less: Fair value of identifiable net assets acquired	(132,033,220)
Ending balance of goodwill in respective year	39,990,231
AMPI [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	250,000	8,358
Add: Fair value of investments previously owned	315,925	10,563
Add: Non-controlling interests	416,716	13,932
Less: Fair value of identifiable net assets acquired	(849,863)	(28,414)
Ending balance of goodwill in respective year	132,778	4,439
ASEEE [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	0	0
Add: Fair value of investments previously owned	117,609	3,932
Add: Non-controlling interests	105,464	3,526
Less: Fair value of identifiable net assets acquired	(215,233)	(7,196)
Ending balance of goodwill in respective year	7,840	262
UGPL [Member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	313,057	10,467
Add: Non-controlling interests	142,494	4,764
Less: Fair value of identifiable net assets acquired	(331,192)	(11,073)
Ending balance of goodwill in respective year	$ 124,359	$ 4,158